Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001494728
Registrant Name	SPROTT PHYSICAL SILVER TRUST
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES